Organization and Subsidiaries - Percentage of ownership (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Alabama Sand and Gravel, Inc | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Alden Resources, LLC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Alden Sales Corporation, LLC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
ARL Resources, LLC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
ARL Services, LLC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Core Metals Group Holdings, LLC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Core Metals Group, LLC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
ECPI, Inc. | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Gatliff Services, LLC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Globe BG, LLC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
GBG Financial LLC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
GBG Holdings, LLC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Globe Metallurgical Inc. | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Globe Metals Enterprises, Inc. | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
GSM Alloys I, Inc. | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
GSM Alloys II, Inc. | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
GSM Enterprises Holdings, Inc. | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
GSM Enterprises, LLC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
GSM Sales, Inc. | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Laurel Ford Resources, Inc. | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
LF Resources, Inc. | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Metallurgical Process Materials, LLC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Norchem, Inc. | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
QSIP Canada ULC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Quebec Silicon General Partner
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
Quebec Silicon General Partner | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Quebec Silicon LP | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Tennessee Alloys Company, LLC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
West Virginia Alloys, Inc. | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
WVA Manufacturing, LLC | North America Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Cuarzos Industriales, S.A.U. | Europe Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
FerroPem, S.A.S. | Europe Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Rocas, Arcillas y Minerales, S.A. | Europe Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroatlantica del Cinca, S.L. | Europe Manganese
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.90%	99.90%
Ferroatlantica de Sabon, S.L.U. | Europe Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Ferroatlantica de Boo, S.L.U. | Europe Manganese
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Ferroglobe Mangan Norge AS | Europe Manganese
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe Manganese France SAS | Europe Manganese
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Grupo FerroAtlantica, S.A.U | Europe Manganese
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary - Direct		100.00%
Proportion of ownership interest in subsidiary		100.00%
Grupo FerroAtlantica, S.A.U | Europe - Manganese and Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferrous Receivables DAC | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Kintuck (France) SAS | Europe Manganese
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Kintuck AS | Europe Manganese
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Rebone Mining (Pty.), Ltd. | South Africa Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	74.00%	74.00%
Silicon Smelters (Pty.), Ltd. | South Africa Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Silicon Technology (Pty.), Ltd. | South Africa Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Thaba Chueu Mining (Pty.), Ltd. | South Africa Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	74.00%	74.00%
Cuarzos Industriales de Venezuela (Cuarzoven), S.A. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Emix, S.A.S. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroatlantica de Mexico, S.A. de C.V. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroatlantica Participaciones, S.L.U. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Grupo FerroAtlantica de Servicios, S.A.U | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroatlantica de Venezuela (FerroVen), S.A. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.90%	99.90%
Ferroatlantica Deutschland, GmbH | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroatlantica Brasil Mineracao Ltda. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%	70.00%
Ferroatlantica I+D, S.L.U. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
FerroAtlantica International Ltd | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Ferroglobe Services (UK) PLC | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary - Direct		100.00%
Proportion of ownership interest in subsidiary		100.00%
Ferroglobe Holding Company, LTD [Member] | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary - Direct	100.00%
Proportion of ownership interest in subsidiary	100.00%
Ferroglobe Finance Company, PLC [Member] | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FerroManganese Mauritania SARL | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%	90.00%
Ferroquartz Holdings, Ltd (Hong Kong) | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
FerroQuartz Mauritania SARL | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%	90.00%
Ferrosolar OPCO Group SL. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferrosolar R&D SL. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%	50.00%
FerroTambao, SARL | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%	90.00%
Globe Argentina Holdco, LLC | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Globe Metales S.R.L. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Globe Specialty Metals, Inc. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary - Direct		100.00%
Proportion of ownership interest in subsidiary	100.00%	100.00%
GSM Financial, Inc. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
GSM Netherlands, BV | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Hidroelectricite de Saint Beron, S.A.S | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Mangshi FerroAtlantica Mining Industry Service Company Ltd | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
MangShi Sinice Silicon Industry Company Limited | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Ningxia Yonvey Coal Industrial Co., Ltd. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	98.00%	98.00%
Photosil Industries, SAS | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe Innovation, S.L.U [Member] | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Silicio Ferrosolar, SLU | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Solsil, Inc. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	92.40%	92.40%
Ultracore Energy SA | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%